Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Plumb Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PLUMB BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Balanced Fund (the “Balanced Fund”) seeks a high total return through capital appreciation while attempting to preserve principal, and secondarily seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Balanced Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	However, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Balanced Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund’s assets are normally invested in common stocks.
To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.
We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.
The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio manager’s estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Balanced Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

•
Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastic reductions in or volatile trading activity may make it difficult for the Fund to properly value its investments, particularly its fixed-income investments.

•
Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment. The Fund’s balance between equity and debt securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.

•
Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

•
Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.

•
Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund’s share price. As of the date of this Prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

•
Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company’s preferred stock, common stock and bond prices to fall.

•	Call Risk. If an issuer “calls” its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

•
Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.

•
Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.

•
Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.

•
Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have a negative effect on the liquidity or market price of the securities in which the Fund invests.

•
Key Person Risk. The Fund is heavily dependent upon Mr. Thomas Plumb for its operation and for the execution of its investment strategy. Mr. Plumb serves as portfolio manager for the Fund, and also serves as the President, Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s average annual total returns for 1, 5, and 10 years both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor’s 500 Composite Index (S&P 500 Index), the Bloomberg Barclays Intermediate Government/Credit Bond Index, and MSCI’s Europe, Australasia, and Far East (EAFE) Index, as well as the Fund’s Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Bloomberg Barclays Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The Bloomberg Barclays Intermediate Government/Credit Bond Index represents the bond markets in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The Bloomberg Barclays Intermediate Government/Credit Bond Index is a broad-based index of government and investment-grade corporate fixed-rate debt securities with maturities between 1 and 10 years and represents the bond markets in which the Fund primarily invests. The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The Bloomberg Barclays Intermediate Government/Credit Bond Index is a broad-based index of government and investment-grade corporate fixed-rate debt securities with maturities between 1 and 10 years and represents the bond markets in which the Fund primarily invests. The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1)
The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return	Lowest Quarterly Return
1st Quarter of 2019	4th Quarter of 2018
12.98%	-13.00%

The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2020 was 2.64%.

Performance Table Heading	rr_PerformanceTableHeading	TABLE II Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns are shown for Investor Shares only and will vary for Institutional Shares due to the differing expenses for each class of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Returns are shown for Investor Shares only and will vary for Institutional Shares due to the differing expenses for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Plumb Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Plumb Balanced Fund | Bloomberg Barclays Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Plumb Balanced Fund | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Plumb Balanced Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.27%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	8.90%
Plumb Balanced Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Annual Return 2010	rr_AnnualReturn2010	11.49%
Annual Return 2011	rr_AnnualReturn2011	(1.80%)
Annual Return 2012	rr_AnnualReturn2012	4.97%
Annual Return 2013	rr_AnnualReturn2013	22.21%
Annual Return 2014	rr_AnnualReturn2014	10.41%
Annual Return 2015	rr_AnnualReturn2015	(0.59%)
Annual Return 2016	rr_AnnualReturn2016	5.06%
Annual Return 2017	rr_AnnualReturn2017	23.22%
Annual Return 2018	rr_AnnualReturn2018	(1.74%)
Annual Return 2019	rr_AnnualReturn2019	23.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s total return (not annualized) for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.20%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Plumb Balanced Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.38%
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Plumb Balanced Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Plumb Balanced Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Plumb Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PLUMB EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses represent the indirect costs of the Equity Fund’s investments in other investment companies. The Total Annual Fund Operating Expenses for the Equity Fund do not correlate to the ratio of expenses to average net assets listed in the Equity Fund’s financial highlights, which reflects the operating expenses of the Equity Fund and does not include the amount of the Equity Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2021. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	However, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as exchange-traded funds (“ETFs”), options, preferred stocks and securities convertible into such equity securities. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio manager’s estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies. The Fund’s investments in higher-quality companies includes investments in companies that the Advisor believes possess or in the near future are likely to possess some or all of the following attributes:
•Attractive business fundamentals and sound business models
•Strong financials, including profitability and quality of earnings
•Experienced, motivated company management

•	High or consistently improving market position return on invested capital and operating margins.
The Fund’s portfolio manager employs a blended investment style, which is generally characterized as “growth at a reasonable price”. However, the portfolio manager may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.
The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio manager’s estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Equity Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

•
Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastic reductions in or volatile trading activity may make it difficult for the Fund to properly value its investments.

•
Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

•
Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

•
Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.

•
Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.

•
Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.

•
Key Person Risk. The Fund is heavily dependent upon Mr. Thomas Plumb for its operation and for the execution of its investment strategy. Mr. Plumb serves as portfolio manager for the Fund, and also serves as the President, Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s average annual total returns for 1, 5, and 10 years both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund’s Benchmark, which is a composite comprised of 90% S&P 500 Index and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Equity Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1)
The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return:	Lowest Quarterly Return:
1st Quarter of 2019	4th Quarter of 2018
20.74%	-21.06%

The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2020 was 2.84%.

Performance Table Heading	rr_PerformanceTableHeading	TABLE II Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns are shown for Investor Shares only and will vary for Institutional Shares due to the differing expenses for each class of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Returns are shown for Investor Shares only and will vary for Institutional Shares due to the differing expenses for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Plumb Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Plumb Equity Fund | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Plumb Equity Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	30.14%
5 Years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	12.44%
Plumb Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLBEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,703
Annual Return 2010	rr_AnnualReturn2010	13.45%
Annual Return 2011	rr_AnnualReturn2011	(5.96%)
Annual Return 2012	rr_AnnualReturn2012	5.28%
Annual Return 2013	rr_AnnualReturn2013	28.24%
Annual Return 2014	rr_AnnualReturn2014	14.77%
Annual Return 2015	rr_AnnualReturn2015	1.20%
Annual Return 2016	rr_AnnualReturn2016	3.88%
Annual Return 2017	rr_AnnualReturn2017	39.70%
Annual Return 2018	rr_AnnualReturn2018	(2.16%)
Annual Return 2019	rr_AnnualReturn2019	32.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s total return (not annualized) for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.95%
5 Years	rr_AverageAnnualReturnYear05	13.82%
10 Years	rr_AverageAnnualReturnYear10	12.19%
Plumb Equity Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.64%
5 Years	rr_AverageAnnualReturnYear05	11.56%
10 Years	rr_AverageAnnualReturnYear10	10.99%
Plumb Equity Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	10.53%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Plumb Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,457

[1]	Because Institutional Shares are a new class of shares, Other Expenses for Institutional Shares are based on estimated amounts for the fiscal year ended March 31, 2020.
[2]	Acquired Fund Fees and Expenses represent the indirect costs of the Equity Fund’s investments in other investment companies. The Total Annual Fund Operating Expenses for the Equity Fund do not correlate to the ratio of expenses to average net assets listed in the Equity Fund’s financial highlights, which reflects the operating expenses of the Equity Fund and does not include the amount of the Equity Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.
[3]	Because Institutional Shares are a new class of shares, Other Expenses and Acquired Fund Fees and Expenses for Institutional Shares are based on estimated amounts for the fiscal year ended March 31, 2020.
[4]	The Funds’ Advisor, Wisconsin Capital Management, LLC (the “Advisor”), has contractually agreed, at least until July 31, 2021, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.19% of its average daily net assets for Investor Shares and 0.99% of its average daily net assets for Institutional Shares. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses, after recoupment has been taken into account, to exceed the current cap or the applicable cap at the time of waiver for that year.